Acquisitions and disposals (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about business combination [abstract]
Summary of fair values of the assets acquired in business combinations, including goodwill

	IDRx Inc £m	BP Asset IX £m	Total £m
Net assets acquired
Intangible assets	882	1,088	1,970
Trade and other receivables	5	–	5
Cash and cash equivalents	48	30	78
Trade and other payables	(31)	(8)	(39)
Taxation	(128)	(188)	(316)
	776	922	1,698
Goodwill	109	206	315
Total consideration	885	1,128	2,013

Total £m
Net assets acquired:
Intangible assets	886
Trade and other receivables	10
Cash and cash equivalents	23
Trade and other payables	(26)
Deferred tax liabilities	(188)
705
Goodwill	191
Total consideration	896

Total £m
Net assets acquired:
Intangible assets	1,438
Non-current equity investments	2
Right of use assets	1
Trade and other receivables	96
Investments held as current assets	51
Cash and cash equivalents	148
Lease liabilities	(1)
Trade and other payables	(103)
Deferred tax liabilities	(136)
1,496
Non-controlling interest	–
Goodwill	109
Total consideration	1,605

Summary of cash flows from business combinations	Cash flows

	Business acquisitions £m	Business disposals £m
Cash consideration paid	(1,755)	(24)
Net deferred consideration paid	(15)	(3)
Transaction costs	(23)	–
Cash and cash equivalents acquired	78	–
Cash outflow	(1,715)	(27)

	Business acquisitions £m	Business disposals £m
Cash consideration paid	(773)	–
Net deferred consideration paid	(57)	(18)
Transaction costs	(5)	–
Cash and cash equivalents acquired	25	–
Cash outflow	(810)	(18)
Cash flows

	Business acquisitions £m	Business disposals £m
Cash consideration (paid)/received	(1,605)	68
Net deferred consideration paid	–	(19)
Transaction costs	(17)	–
Cash and cash equivalents acquired/(divested)	148	–
Cash (outflow)/inflow	(1,474)	49